Supplemental Information	12 Months Ended
Dec. 31, 2011
Supplemental Information [Abstract]
Supplemental Information

Note 22: Supplemental Information

The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH. In addition, CNH's principal competitors present supplemental data on a similar basis. Therefore, users of CNH's consolidated financial statements can use the supplemental data to make meaningful comparisons of CNH and its principal competitors. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Equipment Operations presents the cost of "interest free" periods for wholesale receivables as Interest Compensation to Financial Services, and not as a reduction of sales in their Statements of Operations. This supplemental data is as follows:

Equipment Operations—The financial information captioned "Equipment Operations" reflects the consolidation of all majority-owned subsidiaries except for CNH's Financial Services business. CNH's Financial Services business has been included using the equity method of accounting whereby the net income and net assets of CNH's Financial Services business are reflected, respectively, in "Equity in income of unconsolidated subsidiaries and affiliates—Financial Services" in the accompanying consolidated statements of operations, and in "Investment in Financial Services" in the accompanying consolidated balance sheets.

Financial Services—The financial information captioned "Financial Services" reflects the consolidation or combination of CNH's Financial Services business including allocation of assets and liabilities to the business.

All significant intercompany transactions, including activity within and between "Equipment Operations" and "Financial Services," have been eliminated in deriving the consolidated financial statements and data. Intersegment notes receivable, intersegment long-term notes receivable, intersegment short-term debt and intersegment long-term debt represent intersegment financing between Equipment Operations and Financial Services. Accounts and notes receivable, net and accounts payable include operational intersegment amounts between Equipment Operations and Financial Services. Equipment Operations sells a significant portion of its receivables to Financial Services. These intercompany cash flows are eliminated in the consolidated cash flows.

	Statements of Operations
	Equipment Operations			Financial Services
	2011	2010	2009	2011	2010	2009
	(in millions, except per share data)
Revenues:
Net sales	$18,059	$14,474	$12,783	$—	$—	$—
Finance and interest income	172	154	131	1,387	1,395	1,190

	18,231	14,628	12,914	1,387	1,395	1,190

Costs and Expenses:
Cost of goods sold	14,626	11,891	10,862	—	—	—
Selling, general and administrative	1,442	1,243	1,150	401	455	336
Research, development and engineering	526	451	398	—	—	—
Restructuring	—	16	98	—	—	4
Interest expense—Fiat Industrial subsidiaries	7	—	—	27	—	—
Interest expense—Fiat S.p.A. subsidiaries	—	43	78	—	69	111
Interest expense—other	379	352	242	520	543	386
Interest compensation to Financial Services	286	238	202	—	—	—
Other, net	140	191	201	113	115	129

	17,406	14,425	13,231	1,061	1,182	966

Income (loss) before income taxes and equity in income (loss) of unconsolidated subsidiaries and affiliates	825	203	(317)	326	213	224
Income tax provision	230	12	33	113	65	59
Equity in income (loss) of unconsolidated subsidiaries and affiliates:
Financial Services	225	159	174	12	11	9
Equipment Operations	104	88	(46)	—	—	—

Net income (loss)	924	438	(222)	225	159	174
Net income (loss) attributable to noncontrolling interests	(15)	(14)	(32)	—	—	—

Net income (loss) attributable to CNH Global N.V.	$939	$452	$(190)	$225	$159	$174

	Balance Sheets
	Equipment Operations		Financial Services
	2011	2010	2011	2010
	(in millions, except share data)
ASSETS
Current Assets:
Cash and cash equivalents	$1,251	$2,934	$804	$684
Restricted cash	—	—	941	914
Deposits in Fiat Industrial subsidiaries' cash management pools	3,980	—	136	—
Deposits in Fiat S.p.A. subsidiaries' cash management pools	—	1,643	—	117
Accounts and notes receivable, net	880	881	8,406	8,118
Intersegment notes receivable	1,394	1,730	95	52
Inventories, net	3,662	2,937	—	—
Deferred income taxes	429	437	216	196
Prepayments and other	933	632	80	190

Total current assets	12,529	11,194	10,678	10,271

Long-term receivables	14	30	5,666	5,377
Intersegment long-term notes receivable	599	543	598	510
Property, plant and equipment, net	1,934	1,784	2	2
Investments in unconsolidated subsidiaries and affiliates	423	407	83	83
Investment in Financial Services	2,045	2,007	—	—
Equipment on operating leases, net	7	2	659	620
Goodwill	2,261	2,233	152	152
Other intangible assets, net	665	673	6	6
Other assets	703	779	275	136

Total	$21,180	$19,652	$18,119	$17,157

LIABILITIES AND EQUITY
Current Liabilities:
Current maturities of long-term debt—Fiat Industrial subsidiaries	$65	$—	$156	$—
Current maturities of long-term debt—Fiat S.p.A. subsidiaries	—	—	—	253
Current maturities of long-term debt—other	617	818	3,574	2,823
Short-term debt—Fiat Industrial subsidiaries	80	—	245	—
Short-term debt—Fiat S.p.A. subsidiaries	—	43	—	151
Short-term debt—other	64	82	3,683	3,587
Intersegment short-term debt and current maturities of intersegment long-term debt	95	52	1,394	1,730
Accounts payable	3,219	2,586	199	150
Accrued liabilities	3,564	2,964	368	390

Total current liabilities	7,704	6,545	9,619	9,084

Long-term debt—Fiat Industrial subsidiaries	—	—	93	—
Long-term debt—Fiat S.p.A. subsidiaries	—	67	—	264
Long-term debt—other	2,974	3,083	5,559	5,126
Intersegment long-term debt	598	510	599	543
Pension, postretirement and other postemployment benefits	1,699	1,757	14	13
Other liabilities	277	307	189	119
Redeemable Noncontrolling Interest	5	4	—	—
Equity:
Preference shares, $1.00 par value; authorized and issued 74,800,000 shares in 2011 and 2010	—	—	35	35
Common shares, €2.25 par value; authorized 400,000,000 shares in 2011 and 2010, issued 239,871,221 shares in 2011, issued 238,588,630 shares in 2010	603	599	156	156
Paid-in capital	6,299	6,198	1,415	1,281
Treasury stock, 154,813 shares in 2011 and 2010, at cost	(8)	(8)	—	—
Retained earnings	1,597	658	291	215
Accumulated other comprehensive income (loss)	(630)	(142)	148	320
Noncontrolling interests	62	74	1	1

Total equity	7,923	7,379	2,046	2,008

Total	$21,180	$19,652	$18,119	$17,157

The supplemental Equipment Operations (with Financial Services on the equity basis) data in these statements include primarily CNH Global N.V.'s agricultural and construction equipment operations. The supplemental Financial Services data in these statements include primarily CNH Global N.V.'s financial services business.

	Statements of Cash Flows
	Equipment Operations			Financial Services
	2011	2010	2009	2011	2010	2009
	(in millions)
Operating activities:
Net income (loss)	$924	$438	$(222)	$225	$159	$174
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization	311	291	270	115	124	128
Deferred income tax expense (benefit)	95	(34)	(80)	31	6	13
Loss on debt extinguishment	—	22	—	—	—	—
Gain on acquisition of unconsolidated joint venture	(34)	—	—	—	—	—
Stock compensation expense	62	34	16	—	—	—
Undistributed (income) losses of unconsolidated subsidiaries	(193)	164	41	(4)	(5)	3
Changes in operating assets and liabilities:
(Increase) decrease in intersegment receivables and payables	58	37	39	(58)	(37)	(39)
(Increase) decrease in accounts and notes receivable, net	9	(84)	809	(340)	(203)	858
(Increase) decrease in inventories, net	(849)	323	1,360	—	—	—
(Increase) decrease in prepayments and other current assets	(307)	(201)	(218)	109	(154)	44
(Increase) decrease in other assets	(26)	(41)	87	(69)	62	9
Increase (decrease) in accounts payable	594	506	(969)	37	(20)	34
Increase (decrease) in accrued liabilities	590	544	—	(69)	103	37
Increase (decrease) in other liabilities	(56)	(154)	41	(19)	(53)	(46)
Other, net	(81)	(34)	(29)	24	6	5

Net cash provided (used) by operating activities	1,097	1,811	1,145	(18)	(12)	1,220

Investing activities:
Acquisitions and investments, net of cash acquired	(64)	(30)	(5)	—	—	—
Additions to retail receivables	—	—	—	(5,582)	(6,662)	(6,552)
Proceeds from retail and credit card securitizations	—	—	—	—	24	3,775
Collections of retail receivables	—	—	—	5,106	6,739	4,466
Collections of retained interests in securitized retail receivables	—	—	—	21	—	107
Proceeds from sale of businesses and assets	21	45	1	241	270	140
Expenditures for property, plant and equipment	(408)	(301)	(217)	—	—	(1)
Expenditures for software	(36)	(27)	(19)	(2)	(2)	2
Expenditures for equipment on operating leases	(2)	—	—	(394)	(365)	(302)
Increase in restricted cash	—	—	—	(32)	(219)	—
Deposits in Fiat Industrial subsidiaries' cash management pools	(2,395)	—	—	(24)	—	—
(Deposits in) withdrawals from Fiat S.p.A. subsidiaries' cash management pools	—	481	(451)	—	(19)	289

Net cash provided (used) by investing activities	(2,884)	168	(691)	(666)	(234)	1,924

Financing activities:
Intersegment activity	391	254	676	(391)	(254)	(676)
Proceeds from issuance of long-term debt—Fiat Industrial subsidiaries	—	—	—	3	—	—
Proceeds from issuance of long-term debt—Fiat S.p.A. subsidiaries	—	72	131	—	—	605
Proceeds from issuance of long-term debt—other	502	1,930	1,315	1,975	1,367	794
Payment of long-term debt—Fiat Industrial subsidiaries	—	—	—	(269)	—	—
Payment of long-term debt—Fiat S.p.A. subsidiaries	—	(931)	(951)	—	(903)	(355)
Payment of long-term debt—other	(794)	(690)	(911)	(646)	(591)	(1,852)
Net increase (decrease) in short-term revolving credit facilities	20	(10)	(601)	277	701	(1,129)
Dividends paid	(1)	—	—	(85)	(397)	(153)
Other, net	34	1	(15)	(32)	20	—

Net cash (used) provided by financing activities	152	626	(356)	832	(57)	(2,766)

Effect of foreign exchange rate changes on cash and cash equivalents	(48)	39	19	(28)	14	135

Increase (decrease) in cash and cash equivalents	(1,683)	2,644	117	120	(289)	513
Cash and cash equivalents, beginning of year	2,934	290	173	684	973	460

Cash and cash equivalents, end of year	$1,251	$2,934	$290	$804	$684	$973

The supplemental Equipment Operations (with Financial Services on the equity basis) data in these statements include primarily CNH Global N.V.'s agricultural and construction equipment operations. The supplemental Financial Services data in these statements include primarily CNH Global N.V.'s financial services business.